Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Percent	25.00%	23.50%	19.00%
Deferred tax assets, valuation allowance	$ 80,054	$ 1,019
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	$ 6,247	$ 41,500
Foreign Tax Authority | Her Majesty's Revenue and Customs (HMRC)
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Percent	25.00%	23.50%	19.00%
Foreign Tax Authority | Her Majesty's Revenue and Customs (HMRC) | Carryforward Not Subject To Expiration
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 115,683
Foreign Tax Authority | Ministry of the Economy, Finance and Industry, France | Carryforward Not Subject To Expiration
Income Tax Contingency [Line Items]
Operating loss carryforwards	12
Foreign Tax Authority | State Administration of Taxation, China | Carryforward Expiring In 2026
Income Tax Contingency [Line Items]
Operating loss carryforwards	696
Foreign Tax Authority | Ministry of Finance, India | Carryforward Expiring In 2027
Income Tax Contingency [Line Items]
Operating loss carryforwards	3
Foreign Tax Authority | Ministry of Finance, Thailand | Carryforward Expiring In 2029
Income Tax Contingency [Line Items]
Operating loss carryforwards	3,950
Domestic Tax Authority | Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Operating loss carryforwards	117,033
Domestic Tax Authority | Internal Revenue Service (IRS) | Carryforward Not Subject To Expiration
Income Tax Contingency [Line Items]
Operating loss carryforwards	107,636
Domestic Tax Authority | Internal Revenue Service (IRS) | Carryforward Expiring In 2038
Income Tax Contingency [Line Items]
Operating loss carryforwards	9,397
Domestic Tax Authority | Internal Revenue Service (IRS) | State Loss Carryforward Expiring 2043
Income Tax Contingency [Line Items]
Operating loss carryforwards	2,297
Gravitas Education Holdings, Inc.
Income Tax Contingency [Line Items]
Deferred tax liability	$ 1,317